Leases - Schedule of Maturities of Operating Lease Liabilities (Details)	Dec. 31, 2024 USD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2025	$ 5,070
Thereafter
Total lease payments	5,070
Less: imputed interest	18
Total	$ 5,052